Changes in Accounting Policy and Disclosures (Details) $ in Millions	Dec. 31, 2018 CAD ($)
IFRS16 | Pro Forma
Disclosure of voluntary change in accounting policy
Minimum capital lease payments payable, at present value	$ 70